Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2024
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2022	$31,334,321	$2,558,013	$33,892,334
Additions	56,381,768	-	56,381,768
JV Contribution	(29,623,835)	-	(29,623,835)
Change in ARO estimate and additions	706,159	102	706,261
Currency translation adjustment	(17,696,392)	(948,518)	(18,644,910)
Impact of hyperinflation	21,039,584	1,042,395	22,081,979
Reclassified as assets held for sale (Note 5)	(3,036,216)	-	(3,036,216)
As at December 31, 2023	$59,105,389	$2,651,992	$61,757,381
Additions	2,127,764	-	2,127,764
JV Contributions	(1,348,810)	-	(1,348,810)
Reclassified from assets held for sale	172,112	-	172,112
Sale of O&G assets	(1,087,146)	-	(1,087,146)
Change in ARO estimate and additions	(610,113)	(1,587)	(611,700)
Currency translation adjustment	(10,685,298)	(421,305)	(11,106,603)
Impact of hyperinflation	22,177,851	989,773	23,167,624
As at December 31, 2024	$69,851,749	$3,218,873	$73,070,622

Accumulated depletion and impairment
As at December 31, 2022	$1,972,988	$1,869,552	$3,842,540
Depletion	5,038,009	81,165	5,119,174
Currency translation adjustment	(731,475)	(693,127)	(1,424,602)
Impact of hyperinflation	804,164	762,005	1,566,169
As at December 31, 2023	$7,083,686	$2,019,595	$9,103,281
Depletion	1,233,377	67,040	1,300,417
Impairment	9,892,000	-	9,892,000
Currency translation adjustment	(1,125,451)	(320,873)	(1,446,324)
Impact of hyperinflation	2,644,191	753,873	3,398,064
As at December 31, 2024	$19,727,803	$2,519,635	$22,247,438

Net book value
As at December 31, 2023	$52,021,703	$632,397	$52,654,100
As at December 31, 2024	$50,123,946	$699,238	$50,823,184